Lease - Additional Information (Details) - lease	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Lease
Number of short-term lease		1
Minimum
Lease
Operating lease remaining lease term	1 year
Maximum
Lease
Operating lease remaining lease term	6 years